Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	$ 355.5	$ 333.2
Unearned Premiums	2.0	2.2
Case Reserves	96.2	94.0
Incurred But Not Reported Reserves	6.8	7.0
Universal life and other products no longer offered
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	0.0	0.0
Unearned Premiums	0.0	0.0
Case Reserves	0.4	0.4
Incurred But Not Reported Reserves	0.0	0.0
Disposed and run-off businesses
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	355.5	333.2
Unearned Premiums	2.0	2.2
Case Reserves	79.3	75.0
Incurred But Not Reported Reserves	6.6	6.8
Disposed and run-off businesses
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	0.0	0.0
Unearned Premiums	0.0	0.0
Case Reserves	16.5	18.6
Incurred But Not Reported Reserves	$ 0.2	$ 0.2